EQUITY - Common and preferred shares outstanding (Details) - shares		12 Months Ended
	Nov. 08, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common shares
EQUITY
Authorized capital		1,500,000,000
Reconciliations of common and preferred outstanding shares
Balance at beginning of the year		600,526,442	571,929,945	571,929,945
Acquisition of Treasury shares		(1,767,911)
Share Bonus		120,105,288	28,596,497
Balance at end of year	571,929,945	718,863,819	600,526,442	571,929,945
Preferred shares
EQUITY
Authorized capital		3,000,000,000
Shares exercise period, excluding public offerings		30 days
Shares exercise period for public offering		10 days
Reconciliations of common and preferred outstanding shares
Balance at beginning of the year		1,148,995,967	1,091,630,395	1,133,816,901
Acquisition of Treasury shares		(61,156,300)		(44,564,000)
Share Bonus		229,643,034	54,691,436
Exercise of long-term incentive plan		4,946,961	2,674,136	2,377,494
Balance at end of year	1,101,467,245	1,322,429,662	1,148,995,967	1,091,630,395